UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                              --------------

Check here if Amendment [X]; Amendment Number:  __2__
         This Amendment (Check only one.): [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Director
Phone:   (312) 739-2138

Signature, Place, and Date of Signing:


/s/ David S. Richter            Chicago, Illinois          August  14, 2000
-------------------------  ---------------------------  -----------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       2
                                                     ----------

Form 13F Information Table Entry Total:                  24
                                                     -----------

Form 13F Information Table Value Total:              $ 107,461
                                                     -----------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.            Form 13F File Number      Name

        1           28-05461                  Clincher Capital Corporation
     ---------                                -----------------------------

        2           28-05463                  David  S. Richter
     ---------                                -----------------------------








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                                              Form 13F Information Table

   Column 1         Column 2    Column 3    Column 4           Column 5           Column 6     Column 7        Column 8
----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of     CUSIP       Value      Shrs or   Sh/   Put/     Investment     Other     Voting Authority
                    Class                   (X$1000)    Prn Amt   Prn   Call     Discretion   Managers
                                                                                                            Sole     Shared   None
----------------------------------------------------------------------------------------------------------------------------------
INTERNET CAP GROUP    SUB NT
INC                   CV 5.5%    46059CAA4     1,011    1,500,000 PRN            DEFINED       1, 2
                      04

APPLIED PWR INC       CL A       038225108     1,079       32,200 SH             DEFINED       1, 2          32,200

BAYCORP HLDGS CORP    COM        072728108       321       39,500 SH             DEFINED       1, 2          39,500

BOCA RESORTS INC      CL A       09688T106    14,736    1,492,250 SH             DEFINED       1, 2       1,492,250
BOGEN
COMMUNICATIONS
INTL  INC             COM        097189104     2,328      315,703 SH             DEFINED       1, 2         315,703

CHART HOUSE
ENTERPRISES INC       COM        160902102     3,074      558,850 SH             DEFINED       1, 2         558,850

CIDCO INC             COM        171768104     2,430      720,000 SH             DEFINED       1, 2         720,000

COLUMBUS
MCKINNON CORP NY      COM        199333105     2,457      177,100 SH             DEFINED       1, 2         177,100

CRONOS GROUP N V      ORD        L20708100     5,239    1,061,100 SH             DEFINED       1, 2       1,061,100




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

----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of     CUSIP       Value      Shrs or   Sh/   Put/     Investment     Other     Voting Authority
                    Class                   (X$1000)    Prn Amt   Prn   Call     Discretion   Managers
                                                                                                            Sole     Shared   None
----------------------------------------------------------------------------------------------------------------------------------
                       UT LTD
HEARTLAND              PARTNER   422357103     6,865      322,089 SH             DEFINED       1, 2         322,089
PARTNERS LP

HIGHLANDS INS
GROUP INC              COM       431032101    13,085    1,395,700 SH             DEFINED       1, 2       1,395,700

IMPERIAL CR INDS INC   COM       452729106    12,971    3,052,032 SH             DEFINED       1, 2       3,052,032

LAKES GAMING INC       COM       51206P109     3,160      356,000 SH             DEFINED       1, 2         356,000

LEISUREPLANET
HLDGS LTD              ORD       G54467108       271       83,333 SH             DEFINED       1, 2          83,333

MAXCO INC              COM       577723109       418       59,733 SH             DEFINED       1, 2          59,733

MAXXAM INC             COM       577913106     3,645      205,350 SH             DEFINED       1, 2         205,350

DUN & BRADSTREET
CORP DEL               COM       26483B106     1,471       51,400 SH             DEFINED       1, 2          51,400

F M C CORP             COM       302491303     3,480       60,000 SH             DEFINED       1, 2          60,000

WMS INDS INC           COM       929297109     8,269      535,650 SH             DEFINED       1, 2         535,650

BERKLEY W R CORP       COM       084423102     5,164      275,400 SH             DEFINED       1, 2         275,400





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----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of     CUSIP       Value      Shrs or   Sh/   Put/     Investment     Other     Voting Authority
                    Class                   (X$1000)    Prn Amt   Prn   Call     Discretion   Managers
                                                                                                            Sole     Shared   None
----------------------------------------------------------------------------------------------------------------------------------
                    PFD CV A
INNKEEPERS USA TR   8.625      4576J0302    3,759       227,800  SH              DEFINED      1, 2        227,800

MATTEL INC          COM        577081102    7,121       540,000  SH              DEFINED      1, 2        540,000

LONE STAR
STEAKHOUSE SALOON   COM        542307103    1,013       100,000  SH              DEFINED      1, 2        100,000

TRICON GLOBAL
RESTAURANTS         COM        895953107    4,096       145,000  SH              DEFINED      1, 2        145,000



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